Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 15,794	$ 2,479
Investing activities
Additions to newbuildings	(129,966)	(15,343)
Purchase of vessel	(24,085)	0
Cash acquired on purchase of SPCs	43,412	0
Proceeds from sale of vessels	0	16,852
Net cash provided by investing activities	(110,639)	1,509
Financing activities
Proceeds from (Repayments of) Debt	30,000	(16,678)
Debt fees paid	(118)	0
Distributions to shareholders	(15,157)	(8,566)
Net cash used in financing activities	14,725	(25,244)
Net (decrease) increase in cash and cash equivalents	(80,120)	(21,256)
Cash and cash equivalents at start of period	98,250	79,259
Cash and cash equivalents at end of period	$ 18,130	$ 58,003